Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions
9. RELATED PARTY TRANSACTIONS
Reimbursement of costs
The Company has entered into SAFEs (Note 5) and RSPAs (Note 7) with certain individuals, who have also provided services to the Company. The Company incurred costs related to contract labor of $1,946 and $26,149 for the three months ended March 31, 2026 and 2025, respectively, to these individuals, which is included in general and administrative and research and development expenses in the accompanying statements of operations and comprehensive income (loss). Additionally, the Company paid $12,000 to a SAFE Note Holder for public relations services (monthly retainer) during the three months ended March 31, 2026, which is included in general and administrative expense in the accompanying condensed statement of operations and comprehensive income (loss).

9. RELATED PARTY TRANSACTIONS
Due from stockholder
As of December 31, 2025 and 2024, there was a due from stockholder of $0 and $24,614, respectively. These amounts consisted of cash advances made by the company to their primary stockholder and Chief Executive Officer for certain living and personal expenses. These advances were originally expected to be settled through cash repayments to the Company during 2026, however in December 2025, the Company revised its arrangement with respect to the advances and included the total advances to date in a discretionary compensation award to the stockholder. The discretionary award was approved by Management and all applicable payroll taxes were remitted to the applicable authorities.
Reimbursement of costs
The Company has entered into SAFEs (Note 5) and RSPAs (Note 7) with certain individuals, who have also provided services to the Company. The Company incurred costs related to contract labor of $200,836 for the year ended December 31, 2025 and $15,000 for the period from July 8, 2024 (inception) to December 31, 2024 to these individuals, which is included in general and administrative and research and development expenses in the accompanying statements of operations and comprehensive loss.

GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 5. Related Party Transactions
Founder Shares
During the period from May 8, 2024 (date of inception) to May 31, 2024, the Sponsor purchased 17,000,000 Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $100,000, or $0.00588235 per share. Following the May 31, 2024 purchase, the Sponsor surrendered 4,792,754 Class B ordinary shares for no consideration. The Founder Shares are identical to the Class A ordinary shares included in the public units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Sponsor agreed to forfeit up to 2,000,000 Founder Shares to the extent that the over-allotment option is not exercised in full or in part by the Underwriters. As the Underwriters did not exercise the over-allotment option prior to its expiration, the Sponsor forfeited 2,000,000 Founder Shares on October 25, 2024, such that the Sponsor, the consultant and non-managing
investors own 40% of the Company’s issued and outstanding Class A and Class B ordinary shares after the Offering.
Private Placement Warrant
Simultaneously with the closing of the Offering, the Sponsor purchased warrants to purchase an aggregate of 3,719,000 Class A ordinary shares at a price of $0.01561 per warrant. The private placement warrants will only be exercisable for whole Class A ordinary shares at $11.50 per share. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination. No fractional shares will be issued upon exercise of the private placement warrants. If, upon exercise of the private placement warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares to be issued to the private placement warrant holder. Each private placement warrant will become exercisable on the later of 30 days after the consummation of the
Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the
21-month
period allotted to complete the initial Business Combination, the private placement warrants will expire at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of the private placement warrants during the exercise period, there will be no net cash settlement of these private placement warrants and the private placement warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the private placement warrant agreement. Once the private placement warrants become exercisable, the Company may redeem the outstanding private placement warrants in whole and not in part at a price of $0.01 per private placement warrant upon a minimum of 30 days’ prior written notice of redemption, only if the private placement warrants have been transferred and in the event that the last sale price of the Company’s ordinary shares equals or exceeds
 $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the private placement warrant holders.
The Company’s Sponsor has agreed not to transfer, assign or sell any of their respective Founder Shares, private placement warrants, ordinary shares or other securities underlying such private placement warrants that they may hold until the date that is (i) in the case of the Founder Shares, the earlier of (A) 6 months after the date of the consummation of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) the date on which the last sale price of the Company’s Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after the Company’s initial Business Combination, or (y) the date on which the Company consummates a liquidation, merger, share exchange or other similar transaction after the Company’s initial Business Combination which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, and (ii) in the case of the private placement warrants and ordinary shares or other securities underlying such private placement warrants, until 30 days after the completion of the Company’s initial Business Combination.
If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the private placement warrants will be part of the liquidating distribution to the public shareholders.
Registration Rights
The Company’s initial shareholders and their permitted transferees are entitled to registration rights pursuant to a registration rights agreement signed on August 28, 2024. These holders will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the proposed registration rights agreement.
Administrative Services Agreement and Other Agreements
The Company has agreed to pay $30,000 a month for office space, administrative services and secretarial support to an affiliate of the Sponsor, GigManagement, LLC. Services commenced on August 28, 2024, the date the securities were first listed on the Nasdaq, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
Convertible Working Capital Loan
On January 30, 2026, the Company entered into a convertible loan with its Sponsor for a principal amount of $148,000. The convertible loan was received to provide the Company with additional working capital and was not deposited into the Trust Account. The convertible loan bears no interest and is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the convertible loan will convert, at a price of $10.00 per unit, into an aggregate of 14,800 units consisting of 14,800 shares of Domesticated GigCapital7 Common Stock and warrants to purchase 14,800 shares of Domesticated GigCapital7 Common Stock with an exercise price of $11.50 per share. The Company expects the convertible loan to be settled upon completion of a Business Combination, which is currently estimated to occur by the end of May 2026. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible loan, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.

5. RELATED PARTY TRANSACTIONS
Founder Shares
During the period from May 8, 2024 (date of inception) to May 31, 2024, the Founder purchased 17,000,000 Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $100,000, or $0.00588235 per share. Following the May 31, 2024 purchase, the Sponsor surrendered 4,792,754 Class B ordinary shares for no consideration. The Founder Shares are identical to the Class A ordinary shares included in the public units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Founder agreed to forfeit up to
2,000,000
Founder Shares to the extent that the over-allotment option is not exercised in full or in part by the Underwriters. As the Underwriters did not exercise the over-allotment option prior to its expiration, the Founder forfeited
2,000,000
Founder Shares on October 25, 2024, such that the Founder, the consultant and non-managing
investors own
40
% of the Company’s issued and outstanding Class A and Class B ordinary shares after the Offering.
Private Placement Warrant
Simultaneously with the closing of the Offering, the Founder purchased warrants to purchase an aggregate of 3,719,000 Class A ordinary shares at a price of $0.01561 per warrant. The private placement warrants will
only
be exercisable for whole Class A ordinary shares at $11.50 per share. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination. No fractional shares will be issued upon exercise of the private placement warrants. If, upon exercise of the private placement warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares to be issued to the private placement warrant holder. Each private placement warrant will become exercisable on the later of 30 days after the consummation of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the
21-month
period allotted to complete the initial Business Combination, the private placement warrants will expire at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of the private placement warrants during the exercise period, there will be no net cash settlement of these private placement warrants and the private placement warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the private placement warrant agreement. Once the private placement warrants become exercisable, the Company may redeem the outstanding private placement warrants in whole and not in part at a price of $0.01 per private placement warrant upon a minimum of 30 days’ prior written notice of redemption, only if the private placement warrants have been transferred and in the event that the last sale price of the Company’s ordinary shares equals or exceeds

$
18.00
per share for any
20
trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the private placement warrant holders.
The Company’s Founder has agreed not to transfer, assign or sell any of their respective Founder Shares, private placement warrants, ordinary shares or other securities underlying such private placement warrants that they may hold until the date that is (i) in the case of the Founder Shares, the earlier of (A) 6 months after the date of the consummation of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) the date on which the last sale price of the Company’s Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations
and

the like) for any
20
trading days within any
30-trading
day period commencing at least
90
days after the Company’s initial Business Combination, or (y) the date on which the Company consummates a liquidation, merger, share exchange or other similar transaction after the Company’s initial Business Combination which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, and (ii) in the case of the private placement warrants and ordinary shares or other securities underlying such private placement warrants, until
30
days after the completion of the Company’s initial Business Combination.
If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the private placement warrants will be part of the liquidating distribution to the public shareholders.
Registration Rights
The Company’s initial shareholders and their permitted transferees are entitled to registration rights pursuant to a registration rights agreement signed on August 28, 2024. These holders will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the proposed registration rights agreement.
Administrative Services Agreement and Other Agreements
The Company has agreed to pay $
30,000
a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigManagement, LLC. Services commenced on August 28, 2024, the date the securities were first listed on the Nasdaq, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.